Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 11,738,000		$ 110,000	$ 510,000
Cash	11,700,000
Trade receivable	2,247,000		952,000
Current derivative asset			733,000	1,699,000
Prepaid expenses and other current assets	767,000		79,000
Total current assets	14,752,000		1,141,000
Oil and gas properties, full cost method of accounting
Unproved	24,461,000		0	2,886,000
Proved	69,809,000		50,096,000
Less: accumulated depreciation, depletion, amortization and impairment	(55,771,000)		(49,573,000)
Total oil and gas properties, net	38,499,000		523,000
Other assets:
Derivative asset			0	67,000
Other property and equipment, net	52,000		44,000
Other	216,000		2,000,000
Total other assets	268,000		2,044,000
Total assets	53,519,000		3,708,000
Current liabilities:
Accounts payable	5,166,000		1,331,000
Accrued liabilities	2,706,000		3,496,000
Dividends payable	808,000		719,000
Current asset retirement obligations	338,000		0
Current portion of long-term debt	17,000		11,067,000
Total current liabilities	9,035,000		16,613,000
Long term liabilities:
Asset retirement obligations	919,000		209,000
Long-term debt	30,226,000		0
Long-term derivative liabilities	1,400,000		56,000
Total liabilities	41,580,000		16,878,000
Commitments and contingencies
Conditionally redeemable 6% preferred stock, $0.0001 par value, 7,000 shares authorized, 2,000 shares issued and outstanding with a liquidation preference of $2,240 at December 31, 2016.	1,874,000		1,173,000
Stockholders’ Equity (Deficit):
Preferred stock, $.001 par value, authorized 10,000,000 shares; none issued and outstanding			0	0
Common stock, $.001 par value, authorized 150,000,000 shares; 12,711,986 shares issued at March 31, 2016 and December 31, 2015	2,000		0
Additional paid in capital	219,837,000		159,773,000
Accumulated deficit	(223,206,000)		(180,910,000)
Total stockholders’ deficit	10,065,000		(14,343,000)	14,066,000
Total liabilities, redeemable preferred stock and stockholders’ equity	53,519,000		3,708,000
Brushy Resources, Inc [Member]
Current assets:
Cash		$ 864,000	2,839,266	3,574,427
Trade receivable		785,000	1,101,161	1,860,293
Joint interest receivable		162,000	171,501	508,001
Current derivative asset		0	733,131	1,699,156
Prepaid expenses		124,000	66,120	283,580
Total current assets		1,935,000	4,911,179	7,925,457
Oil and natural gas properties and other equipment
Oil and natural gas properties, successful efforts method, net of accumulated depletion and impairment		16,366,000	16,883,758	91,766,118
Other property and equipment, net of depreciation		63,000	67,321	103,757
Total oil and natural gas properties and other equipment, net		16,429,000	16,951,079	91,869,875
Other assets:
Derivative asset		0	0	66,930
Goodwill		960,000	959,681	959,681
Total other assets			1,318,433	2,007,894
Other		359,000	358,752	981,283
Total other assets		1,319,000	1,319,000
Total assets		19,683,000	23,180,691	101,803,226
Current liabilities:
Accounts payable and accrued liabilities		4,728,000	5,563,473	5,096,825
Going public delay fee		738,000	738,320	738,320
Joint interest revenues payable		1,025,000	1,017,823	828,924
Current maturities of related party notes payable		21,718,000	20,898,750	0
Term loan - Heartland, net of discount			14,171,713	2,353,322
Current asset retirement obligations		400,000	392,398	428,258
Total current liabilities		42,352,000	42,782,477	9,445,649
Long term liabilities:
Other long-term liabilities		30,000	35,147	57,234
Note payable - SOS Ventures			0	23,104,333
Related party note payable			0	10,180,000
Deferred tax liabilities			0	14,039,742
Asset retirement obligations		3,260,000	3,204,160	3,177,295
Total long-term liabilities		3,290,000	3,239,307	50,558,604
Commitments and contingencies
Stockholders’ Equity (Deficit):
Preferred stock, $.001 par value, authorized 10,000,000 shares; none issued and outstanding		0	0
Common stock, $.001 par value, authorized 150,000,000 shares; 12,711,986 shares issued at March 31, 2016 and December 31, 2015		13,000	12,712	12,362
Additional paid in capital		57,251,000	57,044,255	55,919,905
Accumulated deficit		(83,223,000)	(79,898,060)	(14,133,294)
Total stockholders’ deficit		(25,959,000)	(22,841,093)	41,798,973
Total liabilities, redeemable preferred stock and stockholders’ equity		$ 19,683,000	23,180,691	101,803,226
Series A Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, $.001 par value, authorized 10,000,000 shares; none issued and outstanding	0		6,794,000
Total stockholders’ deficit	0		6,794,000	6,794,000
Series B Preferred Stock [Member]
Stockholders’ Equity (Deficit):
Preferred stock, $.001 par value, authorized 10,000,000 shares; none issued and outstanding	13,432,000		0
Total stockholders’ deficit	$ 13,432,000		$ 0	$ 0